Shareholder Report, Holdings (Details)	May 31, 2024
American Funds Inflation Linked Bond Fund (Class T) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class T) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class T) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class T) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class T) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class T) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class T) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class T) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class 529-A) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class 529-A) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class 529-A) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class 529-A) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class 529-A) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class 529-A) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class 529-A) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class 529-A) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class 529-E) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class 529-E) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class 529-E) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class 529-E) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class 529-E) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class 529-E) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class 529-E) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class 529-E) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class 529-F-1) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class 529-F-1) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class 529-F-1) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class 529-F-1) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class 529-F-1) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class 529-F-1) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class 529-F-1) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class 529-F-1) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class 529-C) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class 529-C) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class 529-C) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class 529-C) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class 529-C) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class 529-C) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class 529-C) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class 529-C) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class 529-T) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class 529-T) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class 529-T) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class 529-T) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class 529-T) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class 529-T) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class 529-T) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class 529-T) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class A) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class A) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class A) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class A) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class A) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class A) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class A) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class A) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class R-1) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class R-1) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class R-1) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class R-1) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class R-1) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class R-1) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class R-1) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class R-1) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class 529-F-3) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class 529-F-3) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class 529-F-3) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class 529-F-3) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class 529-F-3) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class 529-F-3) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class 529-F-3) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class 529-F-3) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class 529-F-2) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class 529-F-2) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class 529-F-2) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class 529-F-2) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class 529-F-2) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class 529-F-2) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class 529-F-2) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class 529-F-2) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class C) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class C) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class C) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class C) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class C) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class C) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class C) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class C) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class F-1) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class F-1) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class F-1) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class F-1) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class F-1) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class F-1) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class F-1) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class F-1) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class F-3) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class F-3) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class F-3) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class F-3) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class F-3) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class F-3) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class F-3) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class F-3) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class R-2) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class R-2) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class R-2) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class R-2) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class R-2) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class R-2) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class R-2) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class R-2) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class F-2) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class F-2) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class F-2) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class F-2) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class F-2) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class F-2) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class F-2) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class F-2) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class R-2E) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class R-2E) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class R-2E) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class R-2E) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class R-2E) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class R-2E) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class R-2E) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class R-2E) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class R-3) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class R-3) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class R-3) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class R-3) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class R-3) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class R-3) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class R-3) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class R-3) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class R-5) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class R-5) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class R-5) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class R-5) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class R-5) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class R-5) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class R-5) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class R-5) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class R-4) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class R-4) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class R-4) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class R-4) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class R-4) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class R-4) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class R-4) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class R-4) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class R-5E) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class R-5E) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class R-5E) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class R-5E) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class R-5E) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class R-5E) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class R-5E) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class R-5E) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
American Funds Inflation Linked Bond Fund (Class R-6) | U S Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
American Funds Inflation Linked Bond Fund (Class R-6) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American Funds Inflation Linked Bond Fund (Class R-6) | Bonds and Notes of Governments and Government Agencies Outside the US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
American Funds Inflation Linked Bond Fund (Class R-6) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
American Funds Inflation Linked Bond Fund (Class R-6) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Inflation Linked Bond Fund (Class R-6) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
American Funds Inflation Linked Bond Fund (Class R-6) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Inflation Linked Bond Fund (Class R-6) | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]

[1]	Less than 0.1%.
[2]	Includes derivatives.